Common Stock - Public Warrant Terms (Details) - Common Class A [Member]	3 Months Ended
Mar. 31, 2021 d $ / shares
Public Warrants [Member]
Class of Warrant or Right [Line Items]
Exercisable period after closing date	30 days
Warrant expiration period	5 years
Period after warrants become exercisable for warrant redemption commencement	90 days
Public Warrants, Warrant Redemption [Member]
Class of Warrant or Right [Line Items]
Class of warrant or right, redemption price per share (in dollars per share)	$ 0.10
Minimum period of prior notice for share redemption	30 days
Threshold trading days | d	10
Sale price redemption threshold (in dollars per share)	$ 10.00
Period after written notice of redemption	30 days
Public Warrants, Cash Redemption [Member]
Class of Warrant or Right [Line Items]
Class of warrant or right, redemption price per share (in dollars per share)	$ 0.01
Minimum period of prior notice for share redemption	30 days
Threshold trading days | d	20
Sale price redemption threshold (in dollars per share)	$ 18.00
Threshold consecutive trading days | d	30